S000094551 [Member] Performance Management - Franklin Municipal Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The fund acquired the assets and assumed the liabilities of the Putnam Tax Exempt Income Fund (the “Predecessor Fund”) in a reorganization that was effective after the market close on October 24, 2025 (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund’s Class R6 shares. Prior to the Reorganization, the fund had not yet commenced operations.
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The returns shown for the periods ended on or prior to October 24, 2025 are those of the Predecessor Fund. The bar chart shows changes in the fund’s (and the Predecessor Fund’s) performance from year to year. The table shows the average annual total returns of the fund (and the Predecessor Fund) and also compares such performance with the average annual total returns of a broad measure of market performance. The Predecessor Fund’s performance is represented by the performance of the Predecessor Fund’s Class R6 shares. The fund has the same investment goal and substantially similar strategies as the Predecessor Fund. However, the fund has a lower net expense ratio than Class R6 shares of the Predecessor Fund, and the performance of the Predecessor Fund’s Class R6 shares shown below has not been adjusted to reflect the lower net expense ratio attributable to the fund. As a result, the performance returns of the fund for the periods ended on or prior to October 24, 2025 would have been different than those of the Predecessor Fund’s Class R6 shares. Had the Predecessor Fund been structured as an ETF, its performance may have differed.
The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.
The fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s (and the Predecessor Fund’s) performance from year to year. The table shows the average annual total returns of the fund (and the Predecessor Fund) and also compares such performance with the average annual total returns of a broad measure of market performance. The Predecessor Fund’s performance is represented by the performance of the Predecessor Fund’s Class R6 shares.
Performance One Year or Less [Text]	Prior to the Reorganization, the fund had not yet commenced operations.
Bar Chart [Heading]	Annual total returns
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2023	9.05%
Worst Quarter:	Q3 2023	‑4.37%

Performance Table Heading	Average annual total returns (for periods ended 12/31/25)
Performance Table Narrative
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Performance Table Uses Highest Federal Rate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Availability Website Address [Text]	www.franklintempleton.com
Franklin Municipal Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.37%)
Lowest Quarterly Return, Date	Sep. 30, 2023